Share-Based Compensation - Additional Information (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		$ 2,828	$ 1,984	$ 2,529
Nebula Holdings LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, accelerated cost		$ 2,200
Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		14,241,344
Accelerated vesting (in shares)		571,983
Share-based compensation		$ 2,200
Vested (in shares)	929,160	929,160	1,496,521	1,814,594
Forfeited (in shares)		0	0	2,813
Fair value of the non-option award units that vested		$ 2,700	$ 2,000	$ 2,500
Share-based compensation expense		$ 2,675	$ 1,984	$ 2,572
Class B Unit Incentive Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage		25.00%
Class B Unit Incentive Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage		25.00%
Class B Unit Incentive Plan | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage		25.00%
Class B Unit Incentive Plan | Share-based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage		25.00%
Class B Unit Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Class B Unit Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years 3 months
Class B Unit Incentive Plan | Share-based Payment Arrangement, Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		995,039
2020 Stock Option and Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Common stock, capital shares reserved for future issuance (in shares)		9,693,750
Percent on number of shares outstanding		10.00%
Percent of incremental shares on outstanding common stock		4.00%
Expiration period (in years)		10 years
Share-based compensation expense		$ 200
2020 Stock Option and Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Vested (in shares)		0
Forfeited (in shares)		0